SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]
11.	SUPPLEMENTAL CASH FLOW INFORMATION

For the year ended December 31,	2018	2017
	$	$
Change in other assets	6,069	(47,474)
Change in accrued interest	12,109	39,993
Change in accounts payable and accrued liabilities related	101,978	(103,063)
to operations

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	120,156	(110,544)